Class A Ordinary Shares Subject to Possible Redemption (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Class A Ordinary Shares Subject to Possible Redemption [Abstract]
Schedule of class A ordinary shares subject to possible redemption
Class A ordinary shares subject to possible redemption, December 31, 2021	$345,000,000
Plus:
Increase in redemption value of Class A ordinary shares subject to redemption	4,816,773
Class A ordinary shares subject to possible redemption, December 31, 2022	349,816,773
Plus:
Increase in redemption value of Class A ordinary shares subject to redemption	3,710,256
Class A ordinary shares subject to possible redemption, March 31, 2023	$353,527,029

Gross proceeds from Initial Public Offering	$345,000,000
Less:
Fair value of Public Warrants at issuance	(10,260,000)
Offering costs allocated to Class A ordinary shares subject to possible redemption	(18,525,962)
Plus:
Accretion on Class A ordinary shares subject to possible redemption amount	28,785,962
Class A ordinary shares subject to possible redemption, December 31, 2021	345,000,000
Plus:
Increase in redemption value of Class A ordinary shares subject to redemption	4,816,773
Class A ordinary shares subject to possible redemption, December 31, 2022	$349,816,773